Additional Financial Information of Parent Company - Financial Statements Schedule I - Condensed Balance Sheets - (Parenthetical) (Details) - $ / shares	Dec. 31, 2024	Dec. 31, 2023	Oct. 26, 2023	Oct. 25, 2023
Additional Financial Information of Parent Company - Financial Statements Schedule I
Ordinary shares, par value	$ 0.00005	$ 0.00005	$ 0.00005	$ 0.0005
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	335,153,359	328,034,660
Ordinary shares, shares outstanding	330,393,534	326,307,330
Parent company
Additional Financial Information of Parent Company - Financial Statements Schedule I
Ordinary shares, par value		$ 0.00005
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	335,153,359	328,034,660
Ordinary shares, shares outstanding	330,393,534	326,307,330